Financial risk management - Fair values (Tables)	6 Months Ended
Dec. 31, 2018
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Summary of Financial Assets and Liabilities

Financial assets and liabilities

	IFRS 13 Fair value hierarchy Level	IFRS 9 Classification(1)	31 Dec 2018 US$M	30 June 2018 US$M
Fair value hierarchy(2)
Current cross currency and interest rate swaps	2	Fair value through profit or loss	1	12
Current other derivative contracts(3)	2,3	Fair value through profit or loss	219	170
Current other investments(4)	1,2	Fair value through profit or loss	17	18
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	335	396
Non-current other derivative contracts(3)	2,3	Fair value through profit or loss	186	195
Non-current investment in shares	3	Fair value through other comprehensive income	33	33
Non-current other investments(4)(5)	1,2,3	Fair value through profit or loss	331	375

Total other financial assets			1,122	1,199
Cash and cash equivalents		Amortised cost	15,575	15,871
Trade and other receivables(6)		Amortised cost	5,117	1,799
Provisionally priced trade receivables(6)	2	Fair value through profit or loss	1,066	1,126
Loans to equity accounted investments		Amortised cost	13	13

Total financial assets			22,893	20,008

Non-financial assets			79,521	91,985

Total assets			102,414	111,993

Current cross currency and interest rate swaps	2	Fair value through profit or loss	–	121
Current other derivative contracts(3)	2,3	Fair value through profit or loss	19	17
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	1,255	1,092
Non-current other derivative contracts(3)	2,3	Fair value through profit or loss	1	1

Total other financial liabilities			1,275	1,231
Trade and other payables(7)		Amortised cost	5,094	5,414
Provisionally priced trade payables(7)	2	Fair value through profit or loss	403	377
Bank overdrafts and short-term borrowings(8)		Amortised cost	476	58
Bank loans(8)		Amortised cost	2,502	2,555
Notes and debentures(8)		Amortised cost	21,714	23,298
Finance leases		Amortised cost	749	802
Other(8)		Amortised cost	24	92

Total financial liabilities			32,237	33,827

Non-financial liabilities			14,861	17,496

Total liabilities			47,098	51,323

(1)	For classifications under IAS 39 refer to note 2 Impact of new accounting standards.
(2)

All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 with the exception of the specified items in the following footnotes.

(3)

Includes other derivative contracts of US$202 million (30 June 2018: US$213 million) categorised as Level 3. Significant items are derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago with net assets fair value of US$205 million (30 June 2018: US$216 million).

(4)

Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$298 million (30 June 2018: US$343 million) of which other investments (US Treasury Notes) of US$94 million categorised as Level 1 (30 June 2018: US$108 million).

(5)	Includes other investments of US$47 million (30 June 2018: US$47 million) categorised as Level 3.
(6)	Excludes input taxes of US$395 million (30 June 2018: US$338 million) included in other receivables.
(7)	Excludes input taxes of US$123 million (30 June 2018: US$189 million) included in other payables.
(8)	All interest bearing liabilities, excluding finance leases, are unsecured.